Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Common Stock
Stockholders' Equity

5.Common Stock

The Company has authorized capital stock consisting of 85,000,000 shares of common stock, par value $0.001 per share, of which 27,500,000 shares have been designated as Class A Common Stock, 4,000,000 have been designated as Class B Common Stock, 38,000,000 have been designated as Class C Common Stock and 15,500,000 have been designated as Class F Common Stock.

Warrant Offerings

In May 2025, the Company entered into a note and warrant purchase agreement with an unaffiliated third party, providing for the private placement of a subordinated convertible promissory note with a principal balance of $5.0 million and warrant to purchase 30,525 shares of the Company’s Class C Common Stock with an exercise price of $32.76 per share. The warrant may be exercised during the term of the convertible note and will expire at 5 p.m. Utah local time on May 1, 2027.

The Company determined that the warrant meets the criteria for equity classification. Therefore, the warrant is recorded as a component of additional paid-in capital on the condensed consolidated statements of stockholders’ equity at the time of issuance. The fair value of the warrant was estimated using the Black-Scholes option pricing model at the time of issuance and will not be remeasured throughout its life, pursuant to ASC 470.

For more information regarding the note and warrant purchase agreement, refer to Note 3.

Loss per Share

The following table represents the Company’s loss per share for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Numerator:
Net loss attributable to controlling interests	$(15,882,522)	$(22,482,813)	$(53,299,432)	$(37,326,897)

Denominator:
Weighted average basic shares outstanding	27,928,342	25,276,878	27,574,641	25,138,698
Effect of dilutive shares	—	—	—	—
Weighted average diluted shares	27,928,342	25,276,878	27,574,641	25,138,698

Basic loss per share	$(0.569)	$(0.889)	$(1.933)	$(1.485)
Diluted loss per share	$(0.569)	$(0.889)	$(1.933)	$(1.485)

Basic loss per share includes no dilution and is computed by dividing net income available to common stockholders by the weighted average common shares outstanding for the period. Diluted loss per share is calculated similarly to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the common shares were dilutive. All potential common shares were anti-dilutive as a result of the Company’s net losses during the three and six months ended June 30, 2025 and 2024.

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted loss per share as their inclusion would be anti-dilutive, for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Stock options to purchase common stock	3,053,407	1,617,912	2,860,817	1,596,761
Convertible securities to acquire common stock	156,465	—	156,465	—
Warrants to purchase common stock	30,525	—	30,525	—
Total outstanding potentially dilutive securities	3,240,397	1,617,912	3,047,807	1,596,761

12.Common Stock

The Company has authorized capital stock consisting of 85,000,000 shares of Common Stock, par value $0.001 per share, of which 27,500,000 shares have been designated as Class A Common Stock, 4,000,000 have been designated as Class B Common Stock, 38,000,000 have been designated as Class C Common Stock and 15,500,000 have been designated as Class F Common Stock.

Voting Rights

Each outstanding share of Class A Common Stock and Class F Common Stock shall be entitled to five votes on each matter to be voted on by the stockholders of the Company. Each outstanding share of Class B Common Stock shall be entitled to fifty-five votes on each matter to be voted on by the stockholders of the Company. Each outstanding share of Class C Common Stock shall be entitled to one vote on each matter to be voted on by the stockholders of the Company. The holders of each class of Common Stock vote together as a single class. However, the majority of the voting power of the outstanding shares of two of the following classes of stock: the Class F Common Stock, the Class A Common Stock, and the Class B Common Stock, each voting separately as a class, can vote to amend or repeal, or adopt any provision in the Company’s certificate of incorporation.

Election of Directors

So long as shares of Class A Common Stock, Class B Common Stock and Class F Common Stock, each independent of one another, remain outstanding, holders of the class of Common Stock will have the ability to elect an equal number of directors. Currently, the Board consists of one member elected by the holders of shares of Class A Common Stock, one member elected by the holders of shares of Class B Common Stock and one member elected by the holders of shares of Class F Common Stock. The other two members of the board are elected by all stockholders of the Company. The holders of shares of Class C Common Stock will gain the ability to elect a director once the total number of outstanding shares of Class C Common Stock exceeds 5.0%. As of December 31, 2024, shares of Class C Common Stock represented approximately 11.0% of the outstanding shares of the Company and at the next annual meeting of shareholders, the holders of shares of Class C Common Stock will have the right to elect a director.

Liquidation Rights

The holders of shares of Common Stock outstanding shall be entitled to receive all of the assets and funds of the Company remaining and available for distribution. Such assets and funds shall be divided among and paid to the holders of shares of Common Stock, on a pro-rata basis, according to the number of shares of Common Stock held by them.

Dividends

Dividends may be paid on the outstanding shares of Common Stock as and when declared by the Board, out of funds legally available, therefore.

Identical Rights

Holders of shares of Common Stock shall have the same rights and privileges and rank equally with, and have identical rights and privileges as, holders of all other shares of Common Stock, except with regard to voting rights as provided above.

Voluntary and Automatic Conversion into Class C Common Stock

Each one share of Class F Common Stock, Class A Common Stock and Class B Common Stock shall be convertible into one share of Class C Common Stock at the option of the holder at any time. Each one share of Class F Common Stock, Class A Common Stock and Class B Common Stock shall automatically convert into one share of Class C Common Stock upon certain criteria as defined in our amended and restated certification of incorporation.

Conversion of Class A Common Stock into Class F Common Stock

During 2022, current and prior employees and contractors who held shares of Class A Common Stock elected to convert their Class A Common Stock into Class F Common Stock. Class F Common Stock is exclusively reserved for current and prior employees and contractors of the Company. The conversions were made in accordance with the terms of the Prior Stock Incentive Plan and our articles of incorporation.

The conversion of Class A Common Stock to Class F Common Stock has no impact on the overall number of outstanding shares of the Common Stock. The conversion, and resulting ownership of Class F Common Stock rather than Class A Common Stock, affects the voting rights of the respective shareholders only in that, on matters where holders of shares of Common Stock vote separately as a class, each respective shareholder will be entitled to vote as a holder of shares of Class F Common Stock rather than as a holder of shares of Class A Common Stock.

Conversion of Class B Common Stock into Class A Common Stock

During 2024, certain holders of shares of Class B Common Stock who held more than the maximum allowed number of shares of Class B Common Stock pursuant to the Company’s articles of incorporation, which is currently set at 8,333 shares of Class B Common Stock (the “Class B Cap”), had their shares of Class B Common Stock in excess of the Class B Cap, automatically converted into shares of Class A Common Stock. The conversion of Class B Common Stock to Class A Common Stock has no impact on the overall number of outstanding shares of the Common Stock. The conversion, and resulting ownership of Class B Common Stock rather than Class A Common Stock, affects the voting rights of the respective shareholders in that, on matters where holders of shares of Common Stock vote together, each respective share converted to Class A Common Stock will only have five votes per share, a reduction of fifty votes per share, and on matters where holders of shares of Common Stock vote separately as a class, each respective shareholder will be entitled to vote their respective shares of Class A Common Stock as a holder of shares of Class A Common Stock, and their respective shares of Class B Common Stock as a holder of shares of Class B Common Stock.

Loss per Share

The following table represents the Company’s loss per share for the three months and year ended December 31:

	Year Ended
	2024	2023	2022
Numerator:
Net income (loss) attributable to controlling interests	$(89,795,494)	$9,163,794	$(13,710,708)

Denominator:
Weighted average basic shares outstanding	25,791,117	24,775,858	24,264,683
Effect of dilutive shares	—	1,153,388	—
Weighted average diluted shares	25,791,117	25,929,246	24,264,683

Basic gain (loss) per share	$(3.482)	$0.370	$(0.565)
Diluted gain (loss) per share	$(3.482)	$0.353	$(0.565)

Basic loss per share includes no dilution and is computed by dividing net income available to common stockholders by the weighted average common shares outstanding for the period. Diluted loss per share is calculated similarly to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the common shares were dilutive. Common shares were anti-dilutive in periods where the

Company’s performance resulted in a net loss. If the Company had income during the years ended December 31, 2024 and 2022, the number of dilutive shares should be 1,901,382 and 1,438,552, respectively.